Schedule of Investments

Infusive® Compounding Global Equities ETF

March 31, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS — 100.0%
Belgium — 0.6%
Anheuser-Busch InBev SA/NV	3,960	$250,163
Brazil — 0.5%
Ambev SA, ADR	43,158	118,253
Lojas Renner SA	11,120	83,927
		202,180
Canada — 0.8%
Lululemon Athletica, Inc.*	642	196,908
Restaurant Brands International, Inc.	2,226	144,751
		341,659
China — 11.3%
Alibaba Group Holding Ltd., ADR*	7,157	1,622,707
Angel Yeast Co., Ltd., Class A	600	5,052
Anhui Kouzi Distillery Co., Ltd., Class A	100	945
ANTA Sports Products Ltd.	9,865	160,897
Baidu, Inc., ADR*	1,534	333,722
By-health Co., Ltd., Class A	1,100	4,798
China Feihe Ltd., 144A	33,070	93,581
Chongqing Fuling Zhacai Group Co., Ltd., Class A	500	3,201
DaShenLin Pharmaceutical Group Co., Ltd., Class A	100	1,279
Foshan Haitian Flavouring & Food Co., Ltd., Class A	1,900	46,275
Fujian Sunner Development Co., Ltd., Class A	200	785
Guangdong Haid Group Co., Ltd., Class A	1,100	13,077
Haidilao International Holding Ltd., 144A	83	567
Jiangsu King's Luck Brewery JSC Ltd., Class A	900	6,728
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	1,000	25,102
JiuGui Liquor Co., Ltd., Class A	100	2,319
Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A	100	738
Juewei Food Co., Ltd., Class A	100	1,174
Kweichow Moutai Co., Ltd., Class A	500	153,097
Li Ning Co., Ltd.	3,027	19,662
Luzhou Laojiao Co., Ltd., Class A	1,000	34,296
Mango Excellent Media Co., Ltd., Class A	1,200	10,630
Muyuan Foods Co., Ltd., Class A	2,620	39,944
Perfect World Co., Ltd., Class A	200	603
Qianhe Condiment and Food Co., Ltd., Class A	200	1,128
Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	600	30,433
Shenzhou International Group Holdings Ltd.	1,736	35,973
Sichuan Swellfun Co., Ltd., Class A	100	1,090
Smoore International Holdings Ltd., 144A*	89	542
Tencent Holdings Ltd.	20,181	1,583,444
Tencent Music Entertainment Group, ADR*	5,559	113,904
Vipshop Holdings Ltd., ADR*	4,747	141,745
Wens Foodstuffs Group Co., Ltd., Class A	4,400	11,347
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	1,500	5,020
Wuliangye Yibin Co., Ltd., Class A	2,700	110,276
Yifeng Pharmacy Chain Co., Ltd., Class A	100	1,352
Yihai International Holding Ltd.*	49	507
Yum China Holdings, Inc.	987	58,440
Zhejiang Century Huatong Group Co., Ltd., Class A*	5,200	5,651
		4,682,031
France — 4.9%
Danone SA	3,261	224,210
Hermes International	91	100,963
Kering SA	392	271,179
L'Oreal SA	1,149	441,318
LVMH Moet Hennessy Louis Vuitton SE	1,203	803,229
Vivendi SE	5,258	173,032
		2,013,931
Germany — 0.5%
adidas AG*	638	199,608
HelloFresh SE*	180	13,455
		213,063
Italy — 0.4%
Ferrari NV	788	165,177
Japan — 2.0%
Fast Retailing Co., Ltd.	193	153,928
Kao Corp.	2,682	177,498
Kobe Bussan Co., Ltd.	2,316	62,144
Nintendo Co., Ltd.	549	307,092
Nitori Holdings Co., Ltd.	591	114,590
		815,252
Netherlands — 0.4%
Heineken NV	1,630	167,857
South Korea — 0.3%
NCSoft Corp.	149	114,934
Spain — 0.5%
Industria de Diseno Textil SA	6,342	209,451
Sweden — 0.4%
Hennes & Mauritz AB, Class B*	6,695	151,124
Switzerland — 3.3%
Nestle SA	12,018	1,345,137
United Kingdom — 4.2%
British American Tobacco PLC	10,624	406,611
Capri Holdings Ltd.*	4,238	216,138

Schedule of Investments

Infusive® Compounding Global Equities ETF (Continued)

March 31, 2021 (unaudited)

	Number of Shares	Value
United Kingdom (Continued)
Diageo PLC	10,741	$443,025
Unilever PLC	12,158	680,370
		1,746,144
United States — 69.9%
Alphabet, Inc., Class A*	918	1,893,393
Altria Group, Inc.	8,545	437,162
Amazon.com, Inc.*	972	3,007,446
Apple, Inc.	48,877	5,970,326
Beyond Meat, Inc.*	561	72,997
Boston Beer Co., Inc. (The), Class A*	104	125,453
Brown-Forman Corp., Class B	2,000	137,940
Campbell Soup Co.	1,817	91,341
Chipotle Mexican Grill, Inc.*	78	110,824
Clorox Co. (The)	744	143,503
Coca-Cola Co. (The)	17,054	898,916
Colgate-Palmolive Co.	3,901	307,516
Conagra Brands, Inc.	3,427	128,855
Constellation Brands, Inc., Class A	974	222,072
Dave & Buster's Entertainment, Inc.*	23	1,102
Domino's Pizza, Inc.	293	107,762
Estee Lauder Cos., Inc. (The), Class A	1,146	333,314
Etsy, Inc.*	904	182,310
Facebook, Inc., Class A*	7,072	2,082,916
Five Below, Inc.*	757	144,428
Foot Locker, Inc.	16	900
General Mills, Inc.	3,254	199,535
Hanesbrands, Inc.	65	1,278
Hershey Co. (The)	967	152,941
JM Smucker Co. (The)	967	122,355
Kellogg Co.	1,845	116,789
Keurig Dr Pepper, Inc.	3,354	115,277
Kimberly-Clark Corp.	1,692	235,273
Kraft Heinz Co. (The)	4,252	170,080
L Brands, Inc.*	185	11,444
Lamb Weston Holdings, Inc.	1,477	114,438
Mastercard, Inc., Class A	3,983	1,418,147
Match Group, Inc.*	1,463	200,987
McCormick & Co., Inc.	1,533	136,682
McDonald's Corp.	3,622	811,835
Molson Coors Beverage Co., Class B*	20	1,023
Mondelez International, Inc., Class A	6,558	383,840
Monster Beverage Corp.*	2,235	203,586
Netflix, Inc.*	1,825	952,030
PepsiCo, Inc.	5,963	843,466
Philip Morris International, Inc.	6,780	601,657
Planet Fitness, Inc., Class A*	1,399	108,143
RH*	241	143,780
Roku, Inc.*	791	257,684
Ross Stores, Inc.	2,024	242,698
Shake Shack, Inc., Class A*	1,218	137,354
Stamps.com, Inc.*	278	55,464
Starbucks Corp.	6,032	659,117
Take-Two Interactive Software, Inc.*	262	46,295
Tapestry, Inc.*	4,943	203,701
TJX Cos., Inc. (The)	5,713	377,915
Vail Resorts, Inc.*	432	125,997
Visa, Inc., Class A	7,103	1,503,918
Walt Disney Co. (The)*	7,598	1,401,983
Wendy's Co. (The)	3,491	70,728
Williams-Sonoma, Inc.	908	162,713
Wingstop, Inc.	480	61,042
Yum! Brands, Inc.	1,786	193,209
ZoomInfo Technologies, Inc., Class A*	22	1,076
		28,945,956
TOTAL INVESTMENTS — 100.0%
(Cost $33,760,683)		$41,364,059
Other assets and liabilities, net — 0.0%(a)		17,595
NET ASSETS — 100.0%		$41,381,654

*	Non-income producing security.
(a)	Amount is less than 0.05%.

ADR:	American Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Schedule of Investments

Infusive® Compounding Global Equities ETF (Continued)

March 31, 2021 (unaudited)

At March 31, 2021 the Infusive® Compounding Global Equities ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments (excluding Cash Equivalents)
Consumer Discretionary	$11,785,609	28 .5%
Consumer Staples	11,201,663	27 .1%
Communication Services	9,484,396	22 .9%
Information Technology	8,892,391	21 .5%
Total	$41,364,059	100 .0%